Segments (External Revenue by Segments) (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Segment Information
External revenue	$ 92,793	$ 98,367	[1]	$ 102,874	[1]
Global Technology Services
Segment Information
External revenue	37,130	38,551		40,236
Global Technology Services | Services
Segment Information
External revenue	28,817	29,953		31,161
Global Technology Services | Maintenance
Segment Information
External revenue	6,853	7,111		7,343
Global Technology Services | Systems
Segment Information
External revenue	1,294	1,322		1,574
Global Technology Services | Software
Segment Information
External revenue	165	164		159
Global Business Services
Segment Information
External revenue	17,825	18,396		18,566
Global Business Services | Services
Segment Information
External revenue	17,515	18,065		18,216
Global Business Services | Systems
Segment Information
External revenue	124	109		142
Global Business Services | Software
Segment Information
External revenue	185	221		208
Software
Segment Information
External revenue	25,434	25,932		25,448
Software | Services
Segment Information
External revenue	2,712	2,512		2,304
Software | Software
Segment Information
External revenue	22,722	23,420		23,144
Systems and Technology
Segment Information
External revenue	9,996	12,988	[1]	16,034	[1]
Systems and Technology | Servers
Segment Information
External revenue	7,320	9,946	[1]	12,623	[1]
Systems and Technology | Storage
Segment Information
External revenue	2,676	3,041	[1]	3,411	[1]
Global Financing
Segment Information
External revenue	2,034	2,022		2,013
Global Financing | Financing
Segment Information
External revenue	1,543	1,493		1,471
Global Financing | Used Equipment Sales
Segment Information
External revenue	$ 491	$ 529		$ 542

[1]	Reclassifed to reflect discontinued operation presentation.